Consolidated Statement of Condition (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Investment securities held-to-maturity, fair value	$ 41,351	$ 40,255
Loans and leases, allowance for losses	67	54
Premises and equipment, accumulated depreciation	$ 4,152	$ 3,881
Stockholders' Equity:
Preferred stock, no par value (in USD per share)	$ 0	$ 0
Preferred stock, shares authorized (in shares)	3,500,000	3,500,000
Common stock, par value (in USD per share)	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	750,000,000	750,000,000
Common stock, shares issued (in shares)	503,879,642	503,879,642
Common stock, shares outstanding (in shares)	379,946,724	367,649,858
Treasury stock, shares (in shares)	123,932,918	136,229,784
Series C Preferred Stock
Stockholders' Equity:
Preferred stock, shares issued (in shares)	5,000	5,000
Preferred stock, shares outstanding (in shares)	5,000	5,000
Series D Preferred Stock
Stockholders' Equity:
Preferred stock, shares issued (in shares)	7,500	7,500
Preferred stock, shares outstanding (in shares)	7,500	7,500
Series E Preferred Stock
Stockholders' Equity:
Preferred stock, shares issued (in shares)	7,500	7,500
Preferred stock, shares outstanding (in shares)	7,500	7,500
Series F Preferred Stock
Stockholders' Equity:
Preferred stock, shares issued (in shares)	7,500	7,500
Preferred stock, shares outstanding (in shares)	7,500	7,500
Series G Preferred Stock
Stockholders' Equity:
Preferred stock, shares issued (in shares)	5,000	5,000
Preferred stock, shares outstanding (in shares)	5,000	5,000
Series H Preferred Stock
Stockholders' Equity:
Preferred stock, shares issued (in shares)	5,000	0
Preferred stock, shares outstanding (in shares)	5,000	0